REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost:
Real estate property cost, beginning	$ 239,499	$ 239,943
Additions	3,088	(444)
Reclassification - Property held for sale	(33,737)
Real estate property cost, ending	208,850	239,499
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	27,150	23,217
Depreciation charge for the year	4,757	3,933
Reclassification - Property held for sale	(4,166)
Real estate property accumulated depreciation, ending	27,741	27,150
Real estate property, net:
Real estate property, net	181,109	212,349	$ 216,726
Land [Member]
Cost:
Real estate property cost, beginning	33,874	33,874
Additions
Reclassification - Property held for sale	(7,559)
Real estate property cost, ending	26,315	33,874
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation charge for the year
Reclassification - Property held for sale
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	26,315	33,874
Building [Member]
Cost:
Real estate property cost, beginning	190,830	188,774
Additions	934	2,056
Reclassification - Property held for sale	(26,178)
Real estate property cost, ending	165,586	190,830
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	25,136	21,205
Depreciation charge for the year	3,948	3,931
Reclassification - Property held for sale	(4,166)
Real estate property accumulated depreciation, ending	24,918	25,136
Real estate property, net:
Real estate property, net	144,836	165,694
Condominium Units [Member]
Cost:
Real estate property cost, beginning	21,413	20,705
Additions	173	708
Reclassification - Property held for sale
Real estate property cost, ending	21,586	21,413
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	2,506	2,114
Depreciation charge for the year	392	392
Reclassification - Property held for sale
Real estate property accumulated depreciation, ending	2,898	2,506
Real estate property, net:
Real estate property, net	18,688	18,907
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	(6,618)	(3,410)
Additions	1,981	(3,208)
Reclassification - Property held for sale
Real estate property cost, ending	(4,637)	(6,618)
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	(492)	(102)
Depreciation charge for the year	417	(390)
Reclassification - Property held for sale
Real estate property accumulated depreciation, ending	(75)	(492)
Real estate property, net:
Real estate property, net	$ (4,564)	$ (6,126)